Quarterly Holdings Report
for

Fidelity Freedom® Blend 2065 Fund

December 31, 2019

Y65-QTLY-0220
1.9895829.100

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	10,585	$159,094
Fidelity Series Commodity Strategy Fund (a)	11,704	55,709
Fidelity Series Large Cap Growth Index Fund (a)	10,685	124,798
Fidelity Series Large Cap Stock Fund (a)	7,899	125,127
Fidelity Series Large Cap Value Index Fund (a)	17,805	234,853
Fidelity Series Small Cap Opportunities Fund (a)	4,528	63,395
Fidelity Series Value Discovery Fund (a)	5,473	74,374
TOTAL DOMESTIC EQUITY FUNDS
(Cost $808,969)		837,350

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	2,502	28,248
Fidelity Series Emerging Markets Fund (a)	2,072	20,226
Fidelity Series Emerging Markets Opportunities Fund (a)	8,810	181,760
Fidelity Series International Growth Fund (a)	7,264	127,268
Fidelity Series International Index Fund (a)	4,059	43,229
Fidelity Series International Small Cap Fund (a)	2,209	38,240
Fidelity Series International Value Fund (a)	12,850	127,219
Fidelity Series Overseas Fund (a)	6,291	67,816
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $603,032)		634,006

Bond Funds - 6.6%
Fidelity Series Corporate Bond Fund (a)	24	252
Fidelity Series Emerging Markets Debt Fund (a)	1,060	10,177
Fidelity Series Floating Rate High Income Fund (a)	235	2,188
Fidelity Series Government Bond Index Fund (a)	36	373
Fidelity Series High Income Fund (a)	1,179	11,303
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,172	31,879
Fidelity Series Investment Grade Bond Fund (a)	21	238
Fidelity Series Investment Grade Securitized Fund (a)	16	164
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,561	40,186
Fidelity Series Real Estate Income Fund (a)	635	7,073
TOTAL BOND FUNDS
(Cost $106,279)		103,833

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	2,646	2,646
Fidelity Series Short-Term Credit Fund (a)	263	2,651
Fidelity Series Treasury Bill Index Fund (a)	794	7,937
TOTAL SHORT-TERM FUNDS
(Cost $13,223)		13,234
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,531,503)		1,588,423
NET OTHER ASSETS (LIABILITIES) - 0.0%		(521)
NET ASSETS - 100%		$1,587,902

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199
Total	$199

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$178,298	$20,998	$13,306	$(286)	$2,080	$159,094
Fidelity Series Canada Fund	--	27,807	116	377	(2)	559	28,248
Fidelity Series Commodity Strategy Fund	--	55,505	649	638	(4)	857	55,709
Fidelity Series Corporate Bond Fund	--	1,966	1,771	17	52	5	252
Fidelity Series Emerging Markets Debt Fund	--	10,518	306	229	(4)	(31)	10,177
Fidelity Series Emerging Markets Fund	--	19,830	91	422	(2)	489	20,226
Fidelity Series Emerging Markets Opportunities Fund	--	169,880	381	4,228	(6)	12,267	181,760
Fidelity Series Floating Rate High Income Fund	--	2,189	6	49	--	5	2,188
Fidelity Series Government Bond Index Fund	--	2,688	2,375	16	60	--	373
Fidelity Series Government Money Market Fund 1.65%	--	4,507	1,861	25	--	--	2,646
Fidelity Series High Income Fund	--	11,238	28	290	--	93	11,303
Fidelity Series Inflation-Protected Bond Index Fund	--	32,059	64	356	--	(116)	31,879
Fidelity Series International Growth Fund	--	128,104	7,820	4,331	73	6,911	127,268
Fidelity Series International Index Fund	--	41,731	94	722	(1)	1,593	43,229
Fidelity Series International Small Cap Fund	--	37,768	1,216	1,523	(6)	1,694	38,240
Fidelity Series International Value Fund	--	128,670	4,083	4,805	(88)	2,720	127,219
Fidelity Series Investment Grade Bond Fund	--	2,833	2,630	20	32	3	238
Fidelity Series Investment Grade Securitized Fund	--	1,970	1,820	15	15	(1)	164
Fidelity Series Large Cap Growth Index Fund	--	131,668	17,751	1,453	119	10,762	124,798
Fidelity Series Large Cap Stock Fund	--	133,910	15,288	6,373	(58)	6,563	125,127
Fidelity Series Large Cap Value Index Fund	--	253,952	22,640	13,546	(167)	3,708	234,853
Fidelity Series Long-Term Treasury Bond Index Fund	--	52,548	10,054	2,874	93	(2,401)	40,186
Fidelity Series Overseas Fund	--	63,212	133	243	(3)	4,740	67,816
Fidelity Series Real Estate Income Fund	--	7,094	17	269	--	(4)	7,073
Fidelity Series Short-Term Credit Fund	--	3,625	984	34	2	8	2,651
Fidelity Series Small Cap Opportunities Fund	--	67,543	5,091	3,136	(97)	1,040	63,395
Fidelity Series Treasury Bill Index Fund	--	13,508	5,578	67	3	4	7,937
Fidelity Series Value Discovery Fund	--	79,036	8,003	2,744	(33)	3,374	74,374
	--	1,663,657	131,848	62,108	(308)	56,922	1,588,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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